Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of computation of basic and diluted Loss per share

Basic and diluted loss per share for each of the years presented are calculated as follows, the effect of share options and restricted share units were excluded from the computation of diluted net loss per share for the years ended December 31, 2022 and 2023, as its effect would be anti-dilutive:

	Year ended December 31,
	2021	2022	2023
	Ordinary shares	Ordinary shares	Class A Ordinary shares	Class A Ordinary shares	Class B Ordinary shares	Class B Ordinary shares
	RMB	RMB	RMB	US$	RMB	US$
Losses per share—basic
Numerator:
Net loss attributable to Cheetah Mobile Inc.	(351,126)	(513,475)	(197,770)	(27,855)	(405,128)	(57,061)
Dilution effect arising from dividends declared on share awards of consolidated subsidiaries	(2,009)	(8,715)	(35)	(5)	(72)	(10)
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	(353,135)	(522,190)	(197,805)	(27,860)	(405,200)	(57,071)
Denominator:
Weighted average number of ordinary shares outstanding	1,430,052,602	1,443,682,305	483,066,304	483,066,304	989,548,977	989,548,977
Losses per share—basic	(0.2469)	(0.3617)	(0.4095)	(0.0577)	(0.4095)	(0.0577)
Losses per share—diluted
Numerator:
Net loss attributable to Cheetah Mobile Inc. after accretion of redeemable noncontrolling interests and dilution effect arising from share-based awards issued by subsidiaries	(353,135)	(522,190)	(197,805)	(27,860)	(405,200)	(57,071)
Dilution effect arising from share-based awards issued by subsidiaries	—	(291)	(229)	(32)	(470)	(66)
Reallocation of net loss as a result of conversion of Class B into Class A ordinary shares	—	—	(405,670)	(57,137)	—	—
Net loss attributable to ordinary shareholders	(353,135)	(522,481)	(603,704)	(85,029)	(405,670)	(57,137)
Denominator:
Weighted average ordinary shares outstanding	1,430,052,602	1,443,682,305	483,066,304	483,066,304	989,548,977	989,548,977
Conversion of Class B into Class A ordinary shares	—	—	989,548,977	989,548,977	—	—
Denominator used for losses per share	1,430,052,602	1,443,682,305	1,472,615,281	1,472,615,281	989,548,977	989,548,977
Losses per share—diluted	(0.2469)	(0.3619)	(0.4100)	(0.0577)	(0.4100)	(0.0577)
Losses per ADS:
Denominator used for losses per ADS—basic	28,601,052	28,873,646	29,452,306	29,452,306
Denominator used for losses per ADS—diluted	28,601,052	28,873,646	29,452,306	29,452,306
Losses per ADS—basic	(12.3469)	(18.0854)	(20.4740)	(2.8837)
Losses per ADS—diluted	(12.3469)	(18.0954)	(20.4977)	(2.8870)